UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hawkshaw Capital Management, LLC

Address:  400 Madison Avenue, 14th Floor
          New York, NY 10017


13F File Number: 028-12862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kian Ghazi
Title:  Managing Member
Phone:  212-207-3238


Signature, Place and Date of Signing:


/s/ Kian Ghazi                 New York, New York             May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  13

Form 13F Information Table Value Total: $ 67,790
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None



                                                      FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2       COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------                ---------      ---------  ---------  ------------------  ----------- --------- ----------------------
                               TITLE                      VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP     (X$1000)    PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE      SHARED  NONE
---------------                ---------      ---------  ---------  ------------------  ----------- --------- ----------------------
ANNTAYLOR STORES CORP          COM             036115103    4,288     824,614 SH           SOLE       NONE      824,614
AUTHENTEC INC                  COM             052660107       71      47,793 SH           SOLE       NONE       47,793
CORE MARK HOLDING CO INC       COM             218681104    9,745     534,872 SH           SOLE       NONE      534,872
DELL INC                       COM             24702R101    3,368     355,300 SH           SOLE       NONE      355,300
FROZEN FOOD EXPRESS INDS INC   COM             359360104    6,044   2,014,818 SH           SOLE       NONE    2,014,818
GREENLIGHT CAPITAL RE LTD      CLASS A         G4095J109    4,662     291,925 SH           SOLE       NONE      291,925
IAC INTERACTIVECORP            COM PAR $.001   44919P508    4,564     299,700 SH           SOLE       NONE      299,700
MARKET VECTORS ETF TR          GOLD MINER ETF  57060U100    6,015     163,100 SH           SOLE       NONE      163,100
NUTRACEUTICAL INTL CORP        COM             67060Y101    2,574     384,113 SH           SOLE       NONE      384,113
SCHOLASTIC CORP                COM             807066105    6,407     425,178 SH           SOLE       NONE      425,178
SPDR GOLD TRUST                GOLD SHS        78463V107    5,191      57,500 SH           SOLE       NONE       57,500
UNIVERSAL TECHNICAL INST INC   COM             913915104   12,648   1,053,959 SH           SOLE       NONE    1,053,959
VIRTUAL RADIOLOGIC CORPORATI   COM             92826B104    2,213     316,578 SH           SOLE       NONE      316,578







SK 21676 0006 995748